EXHIBIT 99.1

FORM ABS15G- The Varde Scratch and Dent HoldCo LLC

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand(1)			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn(1)			Demand Rejected
(a)	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)
Asset Class Commercial Mortgages
VSD Trust 2016-1		BCP Holdings	14	$4,397,720.51	3.0%	1	$572,655.50	0.40%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	$572,655.50	0.40%	0	0.00	0.00
Issuing Entity Subtotal			14	$4,397,720.51	3.0%	1	$572,655.50	0.40%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	$572,655.50	0.40%	0	0.00	0.00

 1The repurchase activity reported herein is described in terms of a particular loan’s status as of the end of the reporting period (for columns g/h/i and columns s/t/u).  The principal balances presented and used for calculations of percentages presented are principal balances as reported on trustee’s reports and servicer’s reports.  The principal balances on those reports may reflect reductions based on the principal portion of any servicer advances that may have been made with respect to the related loan(s).